Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Income Taxes [Abstract]
Summary of Income Tax Expense

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial tax rates to loss before income taxes, shown as follows:

	March 31, 2018	March 31, 2017
Loss from operations	(52,541)	(10,275)
Expected tax rate	26.5%	26.5%

Expected tax benefit resulting from loss	$13,923	$2,723
Non-deductible expenses	(19,310)	(2,156)
Increase in unrecognized temporary differences	(5,506)	2,258
Non-taxable portion of capital gains and losses	9,421	-
Other	(121)	(122)
Income tax (expense) recovery	$(1,593)	$2,703

Summary of Effect of Temporary Differences and Loss Carryforwards

The effect of temporary differences and loss carryforwards that give rise to significant portions of the deferred tax liability, which has been recognized during the year ended March 31, 2018 are as follows:

	March 31, 2017	Recognized in profit or loss	Recognized in equity	Recognized in other comprehensive income	Disposal of consolidated entity	Business combinations and assets held for sale	March 31, 2018
Deferred tax asset
Loss carryforwards	$30,494	$5,677	$-	$-	$(1,014)	$-	$35,157
Other	829	-	4,511	-	-	-	5,340
	31,323	5,677	4,511	-	(1,014)	-	40,497
Deferred tax liability
Fixed assets	(1,126)	3,577	-	-	(263)	(1,117)	1,071
Intangibles	(42,703)	10,310	-	-	6,965	-	(25,428)
Biological assets	(20,615)	(9,460)	-	-	295	-	(29,780)
Investments	(3,184)	(13,558)	-	(5,124)	-	-	(21,866)
Other long-term liabilities	-	2,783	-	-	-	-	2,783
Other	381	(922)	-	-	(284)	12	(813)
	(67,247)	(7,270)	-	(5,124)	6,713	(1,105)	(74,033)
Net deferred taxes	$(35,924)	$(1,593)	$4,511	$(5,124)	$5,699	$(1,105)	$(33,536)

The effect of temporary differences and loss carryforwards that give rise to significant portions of the deferred tax liability, which has been recognized during the year ended March 31, 2017 are as follows:

	March 31, 2016	Recognized in profit or loss	Recognized in goodwill	Recognized in other comprehensive income	Liabilities associated with asset held for sale	March 31, 2017
Deferred tax asset
Loss carryforwards	$9,100	$15,332	$6,062	$-	$-	$30,494
Other	224	(62)	667	-	-	829
	9,324	15,270	6,729	-	-	31,323
Deferred tax liability
Fixed assets	(1,097)	132	(161)	-	-	(1,126)
Intangibles	(8,436)	479	(34,746)	-	-	(42,703)
Asset held for sale	-	-	(820)	-	820	-
Biological assets	(7,201)	(12,529)	(885)	-	-	(20,615)
Investments	-	(756)	-	(2,428)	-	(3,184)
Other	(3)	107	277	-	-	381
	(16,737)	(12,567)	(36,335)	(2,428)	820	(67,247)
Net deferred taxes	$(7,413)	$2,703	$(29,606)	$(2,428)	$820	$(35,924)

Summary of Unrecognized Temporary Differences

The unrecognized temporary differences of the Company are comprised of:

	March 31, 2018	March 31, 2017
Losses carried forward	$30,041	$2,792
Intangibles assets and fixed asset	-	9,906
Total	$30,041	$12,698

Non-Capital Losses Available to Reduce Future Years Taxable Income
24.	INCOME TAXES (CONTINUED)

The Company has the following non-capital losses available to reduce future years' taxable income which expires as follows:

2030	$40
2031	123
2032	376
2033	3,195
2034	7,258
2035	18,196
2036	29,806
2037	29,202
2038	79,301
Foreign - indefinite	3,900
$171,397